SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2024
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS
10.	SHORT-TERM BORROWINGS

Short-term borrowings — third parties consisted of the following:

	As of December 31,
	2024	2023
	US$	US$
Borrowings from banks (i)	601,165	226,772
Borrowings from related parties (ii)	199,570	—
Other short-term financing arrangements (iii) (note 4)	1,784	—
	802,519	226,772
Short-term borrowings – third parties	602,949	226,772
Short-term borrowings – related parties	199,570	—
(i)During the year ended December 31, 2024, the Group borrowed loans due within one year or less with aggregated principal amounts of US$644,914 from banks in Chinese mainland, bearing an interest rate of one-year loan prime rate (“LPR”) published by China Foreign Exchange Trade System at the date of utilization plus 0.30% to 3.50% per annum. The interests shall be repaid quarterly or monthly. During the year ended December 31, 2024, the Group repaid loans with principal amount of US$273,112.

During the year ended December 31, 2023, the Group borrowed loans due within one year or less with aggregated principal amounts of US$481,176 from banks in Chinese mainland, bearing an interest rate of LPR published by China Foreign Exchange Trade System at the date of utilization plus 0.10% to 0.25% per annum. The interests shall be repaid quarterly or monthly. During the year ended December 31, 2023, the Group repaid loans with principal amount of US$272,897.

(ii)During the year ended December 31, 2024, the Group borrowed loans due within one year or less with total principal amounts of US$198,475 from subsidiaries of Geely Holding, bearing an interest rate of 6% per annum. The loans are secured by the Group’s intellectual property with carrying amount of nil, as the research and development costs were expensed historically.
(iii)During the year ended December 31, 2024, the Group had certain short-term financing arrangement of vehicles sales with third parties that the control of underlying vehicles were not transferred from the Group to the buyers. The aggregated financing amounts was US$189,657, of which, US$187,836 was repaid during the year ended December 31, 2024.
(iv)The weighted average interest rate on short-term borrowings outstanding as of December 31, 2024 and 2023 is 4.32% and 3.90%, respectively.

As of December 31, 2024 and 2023, the Group had a total line of credit in the amount of US$916,748 and US$279,300, of which the unused portion was US$241,918 and US$14,119, respectively.

As of December 31, 2024 and December 31 2023, certain of the Group’s short-term borrowings were pledged with restricted cash of US$368,382 and nil, respectively.